Off-balance sheet accounts - Disclosure of off balance sheet accounts (Detail) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		S/ 4,743,480	S/ 4,487,347
Notional amount asset	[1]	8,056,031	11,729,795
Derivative liabilities notional amount		2,578,515	2,579,164
Off balance sheet total		10,634,546	14,308,959
Notional amount of assets and liabilities off balance sheet total one		28,689,167	33,555,028
Forward Currency Agreements Purchase [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		1,811,147	1,977,324
Forward Currency Agreements Sale [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		2,316,809	4,057,830
Foreign Currency Delivery And Receipt In Soles [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		283,648	644,019
Soles Delivery And Receipt In Foreign Currency [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		1,087,151	2,028,514
Forward Foreign Currency Agreements In Other Currencies [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		747,736	292,906
Consumer Credit Lines And Consumer Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments		11,295,837	13,213,024
Commercial Credit Lines And Commercial Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments		2,015,304	1,545,698
Guarantees and stand-by letters [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		4,302,772	4,001,806
Import And Export Letter Of Credit [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		440,708	485,541
Foreign Currency Options [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		279,047	80,151
Interest Rate Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		1,530,493	2,424,566
Cross Currency Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		0	224,485
Derivative liabilities notional amount		S/ 2,578,515	S/ 2,579,164

[1]	During the years 2023, 2022 and 2021, the Group recognized gains for S/68,315,000 and losses for S/4,523,000 and S/60,275,000, respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.